Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Parke Bancorp Inc. [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 123,539	$ 115,554
For Capital Adequacy Purposes, Amount	57,367	54,259
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	114,593	106,952
For Capital Adequacy Purposes, Amount	28,684	27,130
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	17.23%	17.04%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.98%	15.77%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	114,593	106,952
For Capital Adequacy Purposes, Amount	32,460	30,463
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	14.12%	13.94%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Parke Bank [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	123,609	114,744
For Capital Adequacy Purposes, Amount	57,426	54,259
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	71,783	67,824
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	114,664	106,142
For Capital Adequacy Purposes, Amount	28,713	27,130
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	43,070	40,694
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	17.22%	16.92%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.97%	15.65%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	114,664	106,142
For Capital Adequacy Purposes, Amount	32,150	30,463
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 40,188	$ 38,079
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	14.27%	13.94%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%